Intangible assets (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Goodwill	€ 25,035	€ 25,769
Decrease through exchange differences	603
Impairment loss recognised in profit or loss, goodwill	0
Impairment loss recognised in profit or loss, intangible assets other than goodwill	64
Santander UK plc
Disclosure of information for cash-generating units [line items]
Goodwill	8,387	8,375
Banco Santander (Brasil) S.A
Disclosure of information for cash-generating units [line items]
Goodwill	4,416	4,988
Bank Zachodni WBK S.A.
Disclosure of information for cash-generating units [line items]
Goodwill	2,362	2,473
Santander Consumer USA Holdings Inc.
Disclosure of information for cash-generating units [line items]
Goodwill	2,065	2,007
Santander Bank, National Association
Disclosure of information for cash-generating units [line items]
Goodwill	1,761	1,712
Santander Consumer Germany
Disclosure of information for cash-generating units [line items]
Goodwill	1,217	1,217
Santander Asset Management
Disclosure of information for cash-generating units [line items]
Goodwill	1,173	1,173
Banco Santander Totta SA
Disclosure of information for cash-generating units [line items]
Goodwill	1,040	1,040
Banco Santander - Chile
Disclosure of information for cash-generating units [line items]
Goodwill	657	676
Santander Consumer Bank (Nordics)
Disclosure of information for cash-generating units [line items]
Goodwill	500	518
Banco Santander S.A. (Mexico)
Disclosure of information for cash-generating units [line items]
Goodwill	427	413
Other cash-generating companies
Disclosure of information for cash-generating units [line items]
Goodwill	1,030	1,177
Banco Popular Espanol, S.A.
Disclosure of information for cash-generating units [line items]
Goodwill	248	€ 248
Decrease due to sale of subsidiary	€ 131